Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2020
Parent Company Only Condensed Financial Information
Parent Company Only Condensed Financial Information

30. Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2020.

Condensed Balance Sheets

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets:
Cash and cash equivalents	11,629	22,173,454	3,398,230
Amounts due from related parties	22,698	19,680	3,016
Prepayments and other current assets	—	34,664	5,312
Total current assets	34,327	22,227,798	3,406,558
Non-current assets:
Investments in subsidiaries and VIEs	2,884,635	10,540,521	1,615,405
Total non-current assets	2,884,635	10,540,521	1,615,405
Total assets	2,918,962	32,768,319	5,021,963
LIABILITIES
Current liabilities:
Short-term borrowings	697,620	—	—
Amounts due to related parties	2,555,511	246,800	37,824
Accruals and other liabilities	100,772	101,750	15,591
Total current liabilities	3,353,903	348,550	53,415
Long-term borrowings	5,784,984	5,196,507	796,400
Deferred revenue	79,761	54,431	8,342
Total non-current liabilities	5,864,745	5,250,938	804,742
Total liabilities	9,218,648	5,599,488	858,157
SHAREHOLDERS’ (DEFICIT)/EQUITY
Class A Ordinary Shares	1,347	2,205	338
Class B Ordinary Shares	226	220	34
Class C Ordinary Shares	254	254	39
Treasury shares	—	—	—
Additional paid in capital	40,227,856	78,880,014	12,088,891
Accumulated other comprehensive loss	(203,048)	(65,452)	(10,031)
Accumulated deficit	(46,326,321)	(51,648,410)	(7,915,465)
Total shareholders’ (deficit)/equity	(6,299,686)	27,168,831	4,163,806
Total liabilities and shareholders’ (deficit)/equity	2,918,962	32,768,319	5,021,963

Condensed Statements of Comprehensive Loss

	For the Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
Selling, general and administrative	(178,479)	(97)	(7,463)	(1,144)
Total operating expenses	(178,479)	(97)	(7,463)	(1,144)
Loss from operations	(178,479)	(97)	(7,463)	(1,144)
Interest income	7,692	4,212	10,086	1,546
Interest expense	—	(237,374)	(312,662)	(47,918)
Equity in loss of subsidiaries and VIEs	(9,432,640)	(11,076,907)	(5,089,371)	(779,982)
Other income	6,153	23,655	100,290	15,370
Loss before income tax expense	(9,597,274)	(11,286,511)	(5,299,120)	(812,128)
Income tax expense	—	—	—	—
Net loss	(9,597,274)	(11,286,511)	(5,299,120)	(812,128)
Accretion on convertible redeemable preferred shares to redemption value	(13,667,291)	—	—	—
Accretion on redeemable non-controlling interests to redemption value	(63,297)	(126,590)	(311,670)	(47,766)
Net loss attributable to ordinary shareholders of NIO Inc.	(23,327,862)	(11,413,101)	(5,610,790)	(859,894)

Condensed Statements of Cash Flows

	For The Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				Note 2(e)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash generated from/(used in) operating activities	3,917,654	438,465	(2,460,216)	(377,045)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(11,693,144)	(4,817,498)	(12,998,602)	(1,992,123)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	7,762,745	4,373,247	37,867,127	5,803,391
Effects of exchange rate changes on cash and cash equivalents	6,654	236	(246,484)	(37,775)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(6,091)	(5,550)	22,161,825	3,396,448
Cash and cash equivalents at beginning of the year	23,270	17,179	11,629	1,782
Cash and cash equivalents at end of the year	17,179	11,629	22,173,454	3,398,230

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.

For the company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries and VIEs” and shares in the subsidiaries and VIEs’ loss are presented as “Equity in loss of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.